RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	1 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	May 19, 2020
Related Party Transaction [Line Items]
Outstanding amount of the promissory note		$ 0	$ 30,000,000
Promissory Note | Novus Capital Corp [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	$ 150,000
Outstanding amount of the promissory note				$ 97,525
Related Party Loans | Novus Capital Corp [Member]
Related Party Transaction [Line Items]
Loans Convertible Into Warrants			$ 1,500,000
Price of warrants (in dollars per share)			$ 1.00